Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Transfers from level 1 to level 2 financial assets	$ 0
Transfers from level 2 to level 1 financial assets	0
Total
Financial Liabilities
Liabilities related to separate accounts	298,413	292,889
Level 1
Financial Liabilities
Liabilities related to separate accounts	42,941	42,229
Level 2
Financial Liabilities
Liabilities related to separate accounts	0	0
Level 3
Financial Liabilities
Liabilities related to separate accounts	255,472	250,660
Recurring basis | Total
Financial Assets
Total financial assets	4,596,511	4,517,395
Financial Liabilities
Liabilities related to separate accounts	1,683,739	1,714,839
Recurring basis | Total | Fixed maturity securities | United States Government and government agencies and authorities.
Financial Assets
Total financial assets	19,475	22,831
Recurring basis | Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	45,788	48,544
Recurring basis | Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	21,824	24,453
Recurring basis | Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	734	851
Recurring basis | Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,896	5,537
Recurring basis | Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	72,026	77,742
Recurring basis | Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,514,945	2,412,526
Recurring basis | Total | Equity securities | Common Stock
Financial Assets
Total financial assets	414	418
Recurring basis | Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	135,332	99,848
Recurring basis | Total | Short-term investments
Financial Assets
Total financial assets	64,104	64,457
Recurring basis | Total | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	33,541	32,832
Recurring basis | Total | Cash equivalents
Financial Assets
Total financial assets	1	10,501
Recurring basis | Total | Other assets.
Financial Assets
Total financial assets	692	2,016
Recurring basis | Total | Assets held in separate accounts
Financial Assets
Total financial assets	1,683,739	1,714,839
Recurring basis | Level 1
Financial Assets
Total financial assets	1,737,844	1,765,083
Financial Liabilities
Liabilities related to separate accounts	1,645,964	1,660,079
Recurring basis | Level 1 | Fixed maturity securities | United States Government and government agencies and authorities.
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	414	418
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	61,150	64,407
Recurring basis | Level 1 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	30,315	29,678
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	1	10,501
Recurring basis | Level 1 | Other assets.
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,645,964	1,660,079
Recurring basis | Level 2
Financial Assets
Total financial assets	2,834,748	2,724,541
Financial Liabilities
Liabilities related to separate accounts	37,775	54,760
Recurring basis | Level 2 | Fixed maturity securities | United States Government and government agencies and authorities.
Financial Assets
Total financial assets	19,475	22,831
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	45,788	48,544
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	21,824	24,453
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	734	851
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	3,694	5,238
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	72,026	76,858
Recurring basis | Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,492,920	2,389,402
Recurring basis | Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	134,332	98,400
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	2,954	50
Recurring basis | Level 2 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	3,226	3,154
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Other assets.
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	37,775	54,760
Recurring basis | Level 3
Financial Assets
Total financial assets	23,919	27,771
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States Government and government agencies and authorities.
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	202	299
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	884
Recurring basis | Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	22,025	23,124
Recurring basis | Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,000	1,448
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Other assets.
Financial Assets
Total financial assets	692	2,016
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0